Significant Contractual Service and Milestone Agreements	12 Months Ended
Dec. 31, 2012
Significant Contractual Service and Milestone Agreements

Note 10. Significant Contractual Service and Milestone Agreements

In February 2012, Opexa entered into an agreement with Pharmaceutical Research Associates, Inc. (“PRA”), a contract research organization, in which PRA will provide Opexa with services related to the design, implementation and management of Opexa’s ongoing Phase IIb clinical trial program in SPMS (the “PRA Agreement”). Under the terms of the PRA Agreement, Opexa made upfront cash payments to PRA of $543,766. Future payments by Opexa to PRA under the PRA Agreement are based on the achievement of certain time and performance milestones as presented in the PRA Agreement. In December 2012, Opexa entered into an Amendment #1 to Task Order #1 (the “Amendment”) with PRA in which Opexa agreed to reimburse PRA for additional services and pass-through expenses incurred while performing out-of-scope work. Under the terms of the Amendment, an upfront cash payment of $37,605 is to be made to PRA as payment for certain out-of-scope tasks performed by PRA and future payments by Opexa to PRA under the PRA Agreement on the achievement of certain time milestones in the Amendment. Total payments to PRA during 2012, which were charged to expense, amounted to $1,382,236. Unless terminated by either party without cause on 60 days prior notice or on shorter notice with cause, the initial term of the PRA Agreement is for four years and automatically renews for successive one year terms.

During 2012, Opexa entered into individual Clinical Trial Agreements with 18 clinical institutions (the “Institutions”) across the U.S. and 18 principal investigators (the “Investigators”) acting within their employment or agent positions within their clinical institution. Under the terms of each Clinical Trial Agreement, each of the Investigators will identify and recruit subjects with SPMS meeting certain enrollment requirements and conduct clinical research in conjunction with Opexa’s Phase IIb clinical study, and each of the Institutions will provide appropriate resources and facilities so the Institution’s Investigator can conduct Opexa’s Phase IIb clinical study in a timely and professional manner and according to the terms of the Clinical Trial Agreement. Under the terms of each Clinical Trial Agreement, Opexa paid an upfront cash payment to each Institution for start-up and other costs which were charged directly to expense. Future payments by Opexa to the Institutions during the term of each Clinical Trial Agreement are based on the achievement of certain performance milestones as presented in each Clinical Trial Agreement. Unless terminated by Opexa without cause with 30 days’ notice, or unless terminated by the Institution, Investigator or Opexa for health or safety reasons, the initial term of the Clinical Trial Agreements with each Institution and Investigator is for the duration of their enrolled subjects in the Phase IIb clinical study.